Convertible Debenture	12 Months Ended
Jul. 31, 2018
Convertible Debenture
Convertible Debenture

7.	Convertible debenture

Pursuant to the purchase of the Gnat Property (note 4(b)) in fiscal year 2013, the Company issued an unsecured $650,000 convertible debenture (the “Debenture”) with an original maturity date of October 31, 2013, to the vendor, Bearclaw Capital Corp. (“Bearclaw”), as part of the purchase price. From inception to October 1, 2014, a series of amendments to the Debenture agreement were made, and principal payments totalling $100,000 had been paid.

In January 2016, the Company reached an agreement with Bearclaw Capital Corp. whereby Bearclaw forgave a convertible debenture with an amount owing of $500,000 in exchange of the following consideration:

a)	a cash payment of $29,793 (including accrued interest of $1,438);
b)	200,000 of the Company’s common shares with a fair value of $40,000; and
c)	the transfer of the Gnat Property resulting in a gain on settlement of debenture in the amount of $431,645.